Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Aug. 13, 2015	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025
C000155941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class K Shares
Accumulated Value		$ 10,000		$ 10,446		$ 11,806			$ 13,378	$ 14,289		$ 14,574		$ 20,768			$ 18,753	$ 20,394		$ 23,180		$ 25,950
C000163604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor A Shares
Accumulated Value		10,000		10,400		11,730			13,250	14,102		14,355		20,391			18,356	19,896		22,546		25,165
C000155940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value		10,000		10,434		11,782			13,348	14,250		14,529		20,695			18,675	20,304		23,073		25,806
C000159050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class K Shares
Accumulated Value	$ 10,000				$ 10,578		$ 12,276	$ 14,272			$ 15,279		$ 16,936		$ 23,506	$ 21,785			$ 24,553		$ 29,753		$ 34,405
C000159049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	10,000				10,575		12,270	14,259			15,258		16,904		23,451	21,724			24,472		29,642		34,277
C000159048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor A Shares
Accumulated Value	10,000				10,557		12,215	14,153			15,111		16,707		23,126	21,382			24,017		29,014		33,459
C000159053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class K Shares
Accumulated Value	10,000				10,348		11,905	13,967			14,055		13,824		20,593	18,260			19,734		22,290		23,235
C000159051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor A Shares
Accumulated Value	10,000				10,324		11,842	13,858			13,906		13,643		20,258	17,917			19,308		21,736		22,604
C000159052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	10,000				10,344		11,897	13,952			14,032		13,797		20,543	18,206			19,667		22,204		23,135
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Accumulated Value	10,000	10,000		10,444		12,130			14,118	15,113		16,765		23,258			21,548	24,273		29,389		33,998
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Index
Accumulated Value		$ 10,000		$ 10,437		$ 11,798			$ 13,386	$ 14,283		$ 14,575		$ 20,781			$ 18,739	$ 20,379		$ 23,168		$ 25,962
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500™ Index
Accumulated Value	$ 10,000				$ 10,312		$ 11,867	$ 13,917			$ 14,039		$ 13,769		$ 20,528	$ 18,215			$ 19,680		$ 22,250		$ 23,203